Stockholders' Equity - Schedule of Transactions from Employee Option and Share Plans (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Total shares in treasury at beginning of year	2,726,000
Total cost	$ 58
Shares acquired under repurchase program	11,071,638
Average price in $ per share	$ 36.60
Amount paid	405	40	57
Shares delivered	9,626,805
Average price in $ per share	$ 30.13
Amount received	177
Total shares in treasury at end of year	4,170,833	2,726,000
Total cost	$ 167	$ 58